CONDENSED BALANCE SHEETS - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash	$ 809,763	$ 4,787,759	$ 2,017,823
Restricted Cash	44,859,005	13,800,000	0
Accounts receivable, net	399,057	411,390	267,485
Inventory	1,526,871	1,133,142	457,094
Prepaid and other current assets	1,989,555	564,910	376,778
Total current assets	49,584,251	20,697,201	3,119,180
Restricted cash, net of current portion	24,226,172	0
Intangible assets, net	56,113	119,171	216,580
Property and equipment, net	9,536,557	7,741,991	4,237,467
Total assets	83,403,093	28,558,363	7,573,227
Current liabilities:
Accounts payable	3,832,855	2,432,459	1,369,169
Accrued expenses	5,049,228	1,313,149	612,359
Current portion of notes payable	0	5,693	49,994
Current portion of convertible notes payable, net of discount	27,088,069	1,638,717	0
Notes payable-related party	500,000	500,000	441,667
Current portion of capital lease obligations	1,158,027	1,305,426	947,422
Current portion of derivative liability	49,836,741	0
Total current liabilities	87,464,920	7,195,444	3,420,611
Notes payable, net of current portion		0	5,693
Convertible notes payable, net of current portion and debt discount	0	525,000	0
Capital lease obligations, net of current portion	129,185	851,410	2,156,837
Derivative liability, net of current portion	55,735,294	43,181,472	9,998,636
Other long term liabilities	1,550,769	0
Total liabilities	144,880,168	51,753,326	15,581,777
Commitments and contingencies
Stockholders’ deficit:
Preferred stock, $.001 par value, 5,000,000 shares authorized; 74,380, 88,347 and 0 shares issued and outstanding, respectively	74	88	0
Common stock, $.0001 par value: 200,000,000 and 50,000,000 shares authorized, respectively; 8,456, 13 and 0 shares issued and outstanding, respectively	1	0	0
Additional paid-in capital	143,404,013	98,708,814	55,996,146
Accumulated deficit	(204,881,163)	(121,903,865)	(64,004,696)
Total stockholders’ deficit	(61,477,075)	(23,194,963)	(8,008,550)
Total liabilities and stockholders’ deficit	$ 83,403,093	$ 28,558,363	$ 7,573,227